Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash and cash equivalents	$ 33,363,228	$ 37,500,931	$ 9,123,617
Trade and other receivables	287,478	294,717	169,088
Other assets	1,035,181	83,960	36,090
Total current assets	34,685,887	37,879,608	9,328,795
Non-current assets
Property, plant and equipment	443,652
Right-of-use assets	743,734
Intangible assets	52,717,427
Total non-current assets	53,904,813
Total assets	88,590,700	37,879,608	9,328,795
Current liabilities
Trade and other payables	3,675,090	2,010,533	755,049
Lease liabilities	170,656
Total current liabilities	3,845,746	2,010,533	755,049
Non-current liabilities
Lease liabilities	616,087
Total non-current liabilities	616,087
Total liabilities	4,461,833	2,010,533	755,049
Net assets	84,128,867	35,869,075	8,573,746
Equity
Issued capital	150,842,248	86,586,794	45,852,107
Reserves	12,061,087	8,077,191	6,612,641
Accumulated losses	(78,774,468)	(58,794,910)	(43,891,002)
Net equity	$ 84,128,867	$ 35,869,075	$ 8,573,746